Earnings/ (Loss) Per Share (EPS) (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2025 shares	Jun. 30, 2024 shares	Jun. 30, 2025 shares	Jun. 30, 2024 shares
Earnings/ (Loss) Per Share (EPS)
Share split ratio			500
As at June 30, after conversion and share split
Outstanding common shares	37,435,640	34,373,015	37,435,640	34,373,015
Weighted average number of common shares outstanding	37,431,255	30,744,220	37,429,260	29,706,019
Number of shares resulting of the exercise of outstanding warrants	2,797,941	1,946,981	2,797,941	1,946,981